Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	$ 845
Gains/(losses) recorded in income	(16)
Gains/(losses) recorded in OCI	38
Purchases/ Issuances	269
Sales/ Settlements	(224)
Transfers into/out of Level 3	(34)
Fair value, ending balance	878
Change in unrealized gains/(losses)recorded in income for instruments still held	18
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	41	$ (238)
Gains/(losses) recorded in income	(61)	(43)
Purchases/ Issuances	(35)
Sales/ Settlements	(1)
Transfers into/out of Level 3	(4)	322
Fair value, ending balance	(60)	41
Change in unrealized gains/(losses)recorded in income for instruments still held	(20)
Precious metals [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	16
Purchases/ Issuances	25	5
Sales/ Settlements	(41)	(8)
Transfers into/out of Level 3		19
Fair value, ending balance		16
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	18	39
Gains/(losses) recorded in income	2	(10)
Purchases/ Issuances	2
Sales/ Settlements	(8)	(18)
Transfers into/out of Level 3	4	7
Fair value, ending balance	18	18
Change in unrealized gains/(losses)recorded in income for instruments still held	2
Trading assets [member] | Corporate debt and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	18
Gains/(losses) recorded in income	2
Purchases/ Issuances	1
Sales/ Settlements	(8)
Transfers into/out of Level 3	4
Fair value, ending balance	17	18
Change in unrealized gains/(losses)recorded in income for instruments still held	2
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances	1
Fair value, ending balance	1
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	770	589
Gains/(losses) recorded in income	43	16
Gains/(losses) recorded in OCI	38	13
Purchases/ Issuances	277	279
Sales/ Settlements	(174)	(107)
Transfers into/out of Level 3	(34)	(20)
Fair value, ending balance	920	770
Change in unrealized gains/(losses)recorded in income for instruments still held	36
Investment securities [member] | Other foreign governments debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	48
Gains/(losses) recorded in OCI	(2)
Sales/ Settlements	(9)
Transfers into/out of Level 3	(7)
Fair value, ending balance	30	48
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	13
Gains/(losses) recorded in OCI	12
Transfers into/out of Level 3	(4)
Fair value, ending balance	21	13
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	709
Gains/(losses) recorded in income	43
Gains/(losses) recorded in OCI	28
Purchases/ Issuances	277
Sales/ Settlements	(165)
Transfers into/out of Level 3	(23)
Fair value, ending balance	869	709
Change in unrealized gains/(losses)recorded in income for instruments still held	36
Derivative Financial Assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	112
Gains/(losses) recorded in income	(80)
Purchases/ Issuances	5
Sales/ Settlements	(22)
Fair value, ending balance	15	112
Change in unrealized gains/(losses)recorded in income for instruments still held	(25)
Derivative Financial Assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	8
Gains/(losses) recorded in income	(4)
Transfers into/out of Level 3	(2)
Fair value, ending balance	2	8
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(74)
Gains/(losses) recorded in income	20
Purchases/ Issuances	(38)
Sales/ Settlements	21
Fair value, ending balance	(71)	(74)
Change in unrealized gains/(losses)recorded in income for instruments still held	5
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(5)
Gains/(losses) recorded in income	3
Purchases/ Issuances	(2)
Transfers into/out of Level 3	(2)
Fair value, ending balance	$ (6)	$ (5)